Consolidated Statements of Comprehensive Income (Loss) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net sales	$ 54,159,247	$ 55,620,356	$ 35,869,314
Cost of sales	(39,683,861)	(39,968,186)	(29,211,724)
Gross profit	14,475,386	15,652,170	6,657,590
Administrative expenses	(2,456,700)	(2,042,642)	(2,019,328)
Other income (expense), net	71,845	(77,406)	546,749
Interest income and dividends	445,879	65,948	107,826
Interest expense	(56,352)	(87,445)	(53,746)
Loss on financial instruments	(778,649)
Foreign exchange loss, net	(540,828)	325,011	(363,164)
Income before income taxes	11,160,581	13,835,636	4,875,927
Income taxes	(3,299,522)	(4,389,769)	(2,077,844)
Net income for the year	7,861,059	9,445,867	2,798,083
Comprehensive (loss) for the year:
Translation effects of foreign subsidiaries	(1,259,355)	(589,961)	(357,217)
Other stock instruments	(317,267)
Total other comprehensive (loss) for the year, net of income taxes	(1,576,622)	(589,961)	(357,217)
Comprehensive income (loss) for the year, net of tax	6,284,437	8,855,906	2,440,866
Net income attributable to:
Controlling interest	7,862,671	9,444,208	2,798,188
Non-controlling interest	(1,612)	1,659	(105)
Net income for the year	7,861,059	9,445,867	2,798,083
Comprehensive income (loss) attributable to:
Controlling interest	6,287,951	8,850,755	2,429,656
Non-controlling interest	(3,514)	5,151	11,210
Comprehensive income for the year	$ 6,284,437	$ 8,855,906	$ 2,440,866
Income per share:
Weighted average shares outstanding (in Shares)	462,375	462,810	463,483
Income per share (controlling interest (in Pesos per share)	$ 17	$ 20.41	$ 6.04